Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate and Accumulated Depreciation

SCHEDULE III — REAL ESTATE AND ACCUMULATED DEPRECIATION

(in thousands)

December 31, 2016

		Acquisition Costs(a)		Costs Capitalized Subsequent to Acquisition		Gross Amount at Which Carried at Close of Period(b)
Property(c)	Encumbrances	Land	Building and Improvements	Land	Building and Improvements	Land	Building and Improvements	Total	Accumulated Depreciation	Year Acquired(d)	Useful Life
New York-New York	e	$149,984	$484,001	$—	$—	$149,984	$483,870	$633,854	$(268,583)	2016	f
The Mirage	e	1,017,562	760,222	—	—	1,017,562	758,907	1,776,469	(440,325)	2016	f
Mandalay Bay	e	1,199,785	1,882,381	—	—	1,199,785	1,880,192	3,079,977	(630,436)	2016	f
Luxor	e	440,685	710,796	—	—	440,685	710,582	1,151,267	(304,469)	2016	f
Excalibur	e	814,805	342,685	—	36,900	814,805	378,105	1,192,910	(119,009)	2016	f
Monte Carlo	e	291,035	376,625	—	35,502	291,035	411,210	702,245	(158,623)	2016	f
Beau Rivage	e	104,945	561,457	—	—	104,945	561,006	665,951	(224,945)	2016	f
MGM Grand Detroit	e	52,509	597,324	—	—	52,509	597,324	649,833	(146,301)	2016	f
Gold Strike Tunica	e	3,609	179,146	—	—	3,609	178,887	182,496	(78,656)	2016	f
Borgata	e	35,568	1,264,432	—	—	35,568	1,263,221	1,298,789	(16,210)	2016	f
The Park	e	33,026	101,353	—	—	33,026	101,353	134,379	(935)	2016	f

		$4,143,513	$7,260,422	$—	$72,402	$4,143,513	$7,324,657	$11,468,170	$(2,388,492)

(a)	Represents the gross carrying value of the IPO Properties on the IPO Date and the real estate assets of Borgata on August 1, 2016, the dates of their respective acquisitions by the Operating Partnership.
(b)	The aggregate cost of land, buildings and improvements for federal income tax purposes is approximately $7,343,872.
(c)	All of the properties are large-scale destination entertainment and gaming-related properties, with the exception of The Park, which is a dining and entertainment complex. See “Item 1--Business--Our Properties” for additional details about our properties.
(d)	We have omitted the date of construction of our properties on the basis that compiling this disclosure on a site-by-site basis would be impracticable because the majority of the real estate assets were constructed by other companies that were later acquired by MGM and then ultimately acquired by MGP on the IPO Date.
(e)	All properties are encumbered by first-priority lien security interests pursuant to the Operating Partnership’s revolving credit facility and term loan facilities. See “Note 6- Debt.”
(f)	Depreciation is computed based on the following estimated useful lives:

Buildings and building improvements	20 to 40 years
Land improvements	10 to 20 years
Fixtures and integral equipment	3 to 20 years

Reconciliation of Real Estate

2016
Balance at beginning of year	$9,965,185
Additions(1)	1,511,390
Impairments	—
Dispositions and write-offs	(8,405)

Balance at end of year	$11,468,170

Reconciliation of Accumulated Depreciation

2016
Balance at beginning of year	$(2,171,546)
Depreciation expense	(220,667)
Dispositions and write-offs	3,721

Balance at end of year	$(2,388,492)

(1)	Includes $1,300,000 resulting from the Operating Partnership’s acquisition of Borgata from MGM. See “Note 3 — Borgata Transaction” for additional details.